Trade receivables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of trade receivables
The below tables provide details related to Trade receivables as of December 31, 2024 and 2023, including trade receivables that are not overdue as specified in the payment terms and conditions established with Alcon's customers, as well as an analysis of overdue amounts, expected credit loss rates and related provisions for doubtful trade receivables.

	2024
($ millions)	Gross trade receivables	Provision	Trade receivables, net	Expected credit loss rates
Not overdue	1,448	(2)	1,446	0.1%
Past due for not more than one month	137	(1)	136	0.7%
Past due for more than one month but less than three months	84	(2)	82	2.4%
Past due for more than three months but less than six months	49	(3)	46	6.1%
Past due for more than six months but less than one year	26	(10)	16	38.5%
Past due for more than one year	33	(23)	10	69.7%
Total	1,777	(41)	1,736

	2023
($ millions)	Gross trade receivables	Provision	Trade receivables, net	Expected credit loss rates
Not overdue	1,452	(2)	1,450	0.1%
Past due for not more than one month	143	(1)	142	0.7%
Past due for more than one month but less than three months	94	(2)	92	2.1%
Past due for more than three months but less than six months	54	(2)	52	3.7%
Past due for more than six months but less than one year	35	(13)	22	37.1%
Past due for more than one year	36	(24)	12	66.7%
Total	1,814	(44)	1,770

Movement in the provision for doubtful trade receivables
The below table summarizes the movement in the provision for doubtful trade receivables.

($ millions)	2024	2023	2022
January 1	(44)	(57)	(55)
Provisions for doubtful trade receivables charged to the Consolidated Income Statement	(24)	(26)	(40)
Utilization of provisions for doubtful trade receivables	6	14	7
Reversal of provisions for doubtful trade receivables	19	26	28
Currency translation effects	2	(1)	3
December 31	(41)	(44)	(57)

Summary of trade receivables by major currencies
Trade receivables include amounts denominated in the following major currencies:

($ millions)	2024	2023
US dollar (USD)	723	680
Euro (EUR)	303	315
Japanese yen (JPY)	138	156
Chinese yuan (CNY)	82	110
Brazilian real (BRL)	51	65
Canadian dollar (CAD)	40	40
Indian rupee (INR)	36	32
South Korean won (KRW)	34	36
British pound (GBP)	33	32
Turkish lira (TRY)	28	21
Taiwan dollar (TWD)	28	26
Australian dollar (AUD)	25	26
Russian ruble (RUB)	24	27
Mexican peso (MXN)	24	32
Other currencies	167	172
Total trade receivables, net	1,736	1,770